SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands	Apr. 19, 2024 ARS ($) $ / shares	Apr. 19, 2024 $ / shares	Jul. 20, 2022 ARS ($)
SUBSEQUENT EVENTS
Ifrs Stock Repurchase Program, Authorized Amount | $			$ 2,000,000
Share repurchase program
SUBSEQUENT EVENTS
Ifrs Stock Repurchase Program, Authorized Amount | $	$ 4,000,000,000
Ifrs Stock Repurchase Program, Percentage of Capital Stock	10.00%
IFRS Stock Repurchase Program, Period in Force	120 days
Share repurchase program | Class B Shares
SUBSEQUENT EVENTS
IFRS Stock Repurchase Program, Share Price, Maximum | $ / shares	$ 1,600.00
Share repurchase program | American Depositary Shares
SUBSEQUENT EVENTS
IFRS Stock Repurchase Program, Share Price, Maximum | $ / shares		$ 8.00